Parent Company (Tables)	12 Months Ended
Dec. 31, 2015
Parent Company
Condensed Statements of Comprehensive Income
	Year Ended December 31,
(dollars in thousands)	2015	2014
Income
Dividends from FHB	$175,600	$197,800
Total income	175,600	197,800
Noninterest expense
Salaries and employee benefits	10,930	3,890
Contracted services and professional fees	5,791	2,997
Other	2,076	1,829
Total noninterest expense	18,797	8,716
Income before income tax benefit and equity in undistributed income of FHB	156,803	189,084
Income tax benefit	7,425	3,443
Equity in undistributed income of FHB	49,552	24,145
Net income	$213,780	$216,672
Comprehensive income	$213,978	$210,980

Condensed Balance Sheets
	December 31,
(dollars in thousands)	2015	2014
Assets
Cash and cash equivalents	$10,000	$10,000
Investment in FHB	2,726,941	2,665,040
Total assets	$2,736,941	$2,675,040
Stockholder’s Equity
Stockholder’s equity	$2,736,941	$2,675,040
Total stockholder’s equity	$2,736,941	$2,675,040

Condensed Statements of Cash Flows
	Year Ended December 31,
(dollars in thousands)	2015	2014
Cash flows from operating activities
Net income	$213,780	$216,672
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of FHB	(49,552)	(24,145)
Net cash provided by operating activities	164,228	192,527
Cash flows from financing activities
Distributions	(164,228)	(192,527)
Net cash used in financing activities	(164,228)	(192,527)
Net change in cash and cash equivalents	—	—
Cash and cash equivalents at beginning of year	10,000	10,000
Cash and cash equivalents at end of year	$10,000	$10,000